Quarterly Report
March 31, 2021
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 2.9%
KBR, Inc.	137,940	$5,295,516
L3Harris Technologies, Inc.	22,666	4,593,945
Leidos Holdings, Inc.	34,278	3,300,286
		$13,189,747
Airlines – 0.8%
Alaska Air Group, Inc. (a)	31,442	$2,176,101
Delta Air Lines, Inc. (a)	29,619	1,430,005
		$3,606,106
Apparel Manufacturers – 1.2%
PVH Corp. (a)	21,332	$2,254,793
Skechers USA, Inc., “A” (a)	77,789	3,244,579
		$5,499,372
Automotive – 2.0%
Lear Corp.	24,041	$4,357,431
LKQ Corp. (a)	109,460	4,633,442
		$8,990,873
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	63,416	$2,339,416
Brokerage & Asset Managers – 2.1%
Apollo Global Management, Inc.	68,826	$3,235,510
Cboe Global Markets, Inc.	24,135	2,381,883
Raymond James Financial, Inc.	31,601	3,873,019
		$9,490,412
Business Services – 1.6%
Amdocs Ltd.	52,470	$3,680,771
Global Payments, Inc.	16,952	3,417,184
		$7,097,955
Cable TV – 0.7%
Liberty Broadband Corp. (a)	21,695	$3,257,504
Chemicals – 2.4%
Celanese Corp.	24,028	$3,599,635
Eastman Chemical Co.	49,565	5,458,098
FMC Corp.	16,794	1,857,584
		$10,915,317
Computer Software – 0.6%
Cognyte Software, Ltd. (a)	34,070	$947,487
McAfee Corp.	68,723	1,562,761
		$2,510,248
Computer Software - Systems – 1.5%
Verint Systems, Inc. (a)	34,070	$1,549,844
Zebra Technologies Corp., “A” (a)	11,147	5,408,302
		$6,958,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.7%
Armstrong World Industries, Inc.	21,553	$1,941,710
Fortune Brands Home & Security, Inc.	33,776	3,236,416
Masco Corp.	62,114	3,720,628
Mid-America Apartment Communities, Inc., REIT	26,614	3,841,997
Stanley Black & Decker, Inc.	27,601	5,511,092
Toll Brothers, Inc.	82,664	4,689,529
Vulcan Materials Co.	16,513	2,786,569
		$25,727,941
Consumer Products – 1.6%
Energizer Holdings, Inc.	58,721	$2,786,898
Newell Brands, Inc.	103,292	2,766,160
Reynolds Consumer Products, Inc.	59,596	1,774,769
		$7,327,827
Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	24,799	$2,655,973
Containers – 3.1%
Berry Global, Inc. (a)	50,485	$3,099,779
Graphic Packaging Holding Co.	180,744	3,282,311
Owens Corning	44,479	4,096,071
WestRock Co.	68,312	3,555,640
		$14,033,801
Electrical Equipment – 2.5%
Johnson Controls International PLC	91,637	$5,467,980
Sensata Technologies Holding PLC (a)	56,116	3,251,922
TE Connectivity Ltd.	21,815	2,816,535
		$11,536,437
Electronics – 3.2%
Analog Devices, Inc.	12,243	$1,898,645
Corning, Inc.	63,661	2,769,890
Marvell Technology Group Ltd.	79,140	3,876,277
NXP Semiconductors N.V.	21,804	4,390,017
ON Semiconductor Corp. (a)	36,998	1,539,487
		$14,474,316
Energy - Independent – 3.3%
Cabot Oil & Gas Corp.	98,743	$1,854,393
Devon Energy Corp.	95,049	2,076,821
Diamondback Energy, Inc.	33,179	2,438,325
Hess Corp.	40,000	2,830,400
Pioneer Natural Resources Co.	23,210	3,686,212
Valero Energy Corp.	30,382	2,175,351
		$15,061,502
Engineering - Construction – 0.7%
Quanta Services, Inc.	35,678	$3,138,950
Entertainment – 0.3%
Six Flags Entertainment Corp. (a)	24,693	$1,147,484
Food & Beverages – 3.4%
Archer Daniels Midland Co.	44,350	$2,527,950
Coca-Cola European Partners PLC	53,476	2,789,308
Ingredion, Inc.	24,453	2,198,814
J.M. Smucker Co.	21,168	2,678,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kellogg Co.	49,112	$3,108,790
Sanderson Farms, Inc.	14,149	2,204,131
		$15,507,380
Food & Drug Stores – 1.1%
Albertsons Cos., Inc., “A” (l)	141,431	$2,697,089
Kroger Co.	64,959	2,337,874
		$5,034,963
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	31,493	$2,197,581
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	17,247	$1,974,092
Insurance – 8.6%
American International Group, Inc.	46,207	$2,135,226
Arthur J. Gallagher & Co.	38,315	4,780,563
Assurant, Inc.	26,290	3,727,133
Athene Holding Ltd. (a)	56,292	2,837,117
Cincinnati Financial Corp.	27,294	2,813,738
Equitable Holdings, Inc.	139,165	4,539,562
Everest Re Group Ltd.	12,920	3,201,705
Hanover Insurance Group, Inc.	16,994	2,200,043
Hartford Financial Services Group, Inc.	88,688	5,923,472
Reinsurance Group of America, Inc.	22,907	2,887,427
Willis Towers Watson PLC	16,385	3,750,199
		$38,796,185
Leisure & Toys – 2.2%
Brunswick Corp.	40,780	$3,889,189
Electronic Arts, Inc.	16,689	2,259,190
Mattel, Inc. (a)	116,395	2,318,588
Polaris, Inc.	11,166	1,490,661
		$9,957,628
Machinery & Tools – 3.9%
Eaton Corp. PLC	38,066	$5,263,766
Ingersoll Rand, Inc. (a)	59,759	2,940,740
ITT, Inc.	34,931	3,175,577
Regal Beloit Corp.	26,551	3,788,297
Wabtec Corp.	29,672	2,348,836
		$17,517,216
Major Banks – 2.0%
Comerica, Inc.	38,819	$2,784,875
KeyCorp	175,426	3,505,012
State Street Corp.	32,347	2,717,471
		$9,007,358
Medical & Health Technology & Services – 4.4%
AmerisourceBergen Corp.	20,672	$2,440,743
ICON PLC (a)	3,377	663,142
Laboratory Corp. of America Holdings (a)	18,911	4,822,872
PRA Health Sciences, Inc. (a)	26,066	3,996,700
Premier, Inc., “A”	60,272	2,040,207
Quest Diagnostics, Inc.	23,243	2,983,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	23,639	$3,153,206
		$20,099,877
Medical Equipment – 2.9%
Boston Scientific Corp. (a)	64,937	$2,509,815
Dentsply Sirona, Inc.	46,206	2,948,405
PerkinElmer, Inc.	23,941	3,071,391
Zimmer Biomet Holdings, Inc.	28,485	4,559,879
		$13,089,490
Metals & Mining – 0.2%
Howmet Aerospace, Inc. (a)	34,515	$1,108,967
Natural Gas - Distribution – 1.1%
Atmos Energy Corp.	16,662	$1,647,038
Sempra Energy	24,579	3,258,684
		$4,905,722
Natural Gas - Pipeline – 0.9%
Equitrans Midstream Corp.	65,658	$535,769
Plains GP Holdings LP	206,944	1,945,274
Targa Resources Corp.	47,536	1,509,268
		$3,990,311
Network & Telecom – 0.8%
Motorola Solutions, Inc.	19,026	$3,577,839
Oil Services – 0.4%
Halliburton Co.	75,723	$1,625,016
Other Banks & Diversified Financials – 8.0%
Discover Financial Services	38,552	$3,662,055
East West Bancorp, Inc.	27,090	1,999,242
Element Fleet Management Corp. (l)	196,328	2,148,094
Northern Trust Corp.	32,167	3,381,073
Prosperity Bancshares, Inc.	26,211	1,962,942
Signature Bank	15,949	3,606,069
SLM Corp.	201,704	3,624,621
SVB Financial Group (a)	6,138	3,030,085
Truist Financial Corp.	74,235	4,329,385
Umpqua Holdings Corp.	126,668	2,223,023
Wintrust Financial Corp.	32,516	2,464,713
Zions Bancorp NA	65,842	3,618,676
		$36,049,978
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (a)	47,494	$1,398,698
Viatris, Inc. (a)	111,050	1,551,369
		$2,950,067
Pollution Control – 0.7%
Republic Services, Inc.	32,467	$3,225,596
Real Estate – 6.0%
Annaly Mortgage Management, Inc., REIT	118,087	$1,015,548
Boston Properties, Inc., REIT	13,719	1,389,186
Brixmor Property Group, Inc., REIT	130,600	2,642,038
Host Hotels & Resorts, Inc., REIT (a)	155,880	2,626,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	52,980	$4,553,631
Medical Properties Trust, Inc., REIT	134,302	2,857,947
Spirit Realty Capital, Inc., REIT	39,511	1,679,217
Sun Communities, Inc., REIT	23,795	3,570,202
VICI Properties, Inc., REIT	131,527	3,714,322
W.P. Carey, Inc., REIT	40,558	2,869,884
		$26,918,553
Restaurants – 1.3%
Aramark	62,189	$2,349,501
Performance Food Group Co. (a)	19,703	1,135,090
Wendy's Co.	110,063	2,229,876
		$5,714,467
Specialty Chemicals – 3.5%
Ashland Global Holdings, Inc.	29,256	$2,597,055
Axalta Coating Systems Ltd. (a)	103,110	3,049,994
Corteva, Inc.	84,931	3,959,483
DuPont de Nemours, Inc.	49,153	3,798,544
Univar Solutions, Inc. (a)	108,246	2,331,619
		$15,736,695
Specialty Stores – 0.5%
Urban Outfitters, Inc. (a)	64,624	$2,403,366
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	38,398	$1,846,560
Utilities - Electric Power – 7.0%
AES Corp.	148,633	$3,984,851
Ameren Corp.	35,680	2,902,925
CenterPoint Energy, Inc.	71,289	1,614,696
CenterPoint Energy, Inc. (PIPE) (a)(z)	51,130	1,158,094
CMS Energy Corp.	60,880	3,727,074
Edison International	39,242	2,299,581
Eversource Energy	45,369	3,928,502
PG&E Corp. (a)	350,797	4,107,833
Pinnacle West Capital Corp.	46,040	3,745,354
Public Service Enterprise Group, Inc.	68,617	4,131,429
		$31,600,339
Total Common Stocks		$443,794,573
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,557,513	$1,557,513
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	1,267,459	$1,267,459

Other Assets, Less Liabilities – 1.2%		5,559,017
Net Assets – 100.0%		$452,178,562
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,557,513 and $445,062,032, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	5/07/20	$822,170	$1,158,094
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$431,698,431	$1,158,094	$—	$432,856,525
Netherlands	4,390,017	—	—	4,390,017
United Kingdom	2,789,308	—	—	2,789,308
Canada	2,148,094	—	—	2,148,094
Israel	947,487	—	—	947,487
Ireland	663,142	—	—	663,142
Mutual Funds	2,824,972	—	—	2,824,972
Total	$445,461,451	$1,158,094	$—	$446,619,545
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,444,072	$25,671,156	$30,557,715	$—	$—	$1,557,513
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,273	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.